Convertible Loan (Details) - CAD ($)		12 Months Ended
	Jun. 10, 2021	Jun. 30, 2021	Jun. 30, 2020
Convertible Loan
Beginning Balance		$ 4,955,500
Initial recognition			$ 4,641,796
Interest and accretion expense		173,662	132,034
Foreign exchange loss (gain)		594,788	181,670
Foreign exchange loss (gain)		(594,788)	(181,670)
Common shares issued for conversion	$ (3,750,000)	(4,353,088)
Interest paid	$ (181,286)	$ (181,286)
Ending Balance			$ 4,955,500